Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 € / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 € / shares
Statement of Financial Position [Abstract]
Trade receivables, net of allowance for doubtful accounts (in Dollars) | $	$ 3,660		$ 1,501
Common shares, par value (in Euro per share) | € / shares		€ 0.01		€ 0.01
Common shares, authorized	70,000,000		70,000,000
Common shares, issued	58,215,521		58,061,530
Common shares, outstanding	55,887,225		55,733,234
Treasury shares, shares	2,328,296		2,328,296